Equity (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands															12 Months Ended
	Jan. 03, 2023 shares	Dec. 28, 2022 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 18, 2022 shares $ / shares	Jun. 17, 2022 $ / shares	Mar. 31, 2022 shares $ / shares	Mar. 30, 2022 $ / shares	Dec. 23, 2021 shares $ / shares	Dec. 13, 2021 CAD ($) shares	Dec. 13, 2021 USD ($) shares	Sep. 30, 2021 CAD ($) $ / shares	Feb. 24, 2021 CAD ($) shares	Feb. 24, 2021 USD ($) shares	Oct. 07, 2020 $ / shares shares	Dec. 31, 2022 CAD ($) shares granted	Dec. 31, 2021 CAD ($) granted shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CAD ($) shares	Jan. 01, 2023 CAD ($) shares	Jun. 15, 2021 shares	Jun. 04, 2021 shares	Apr. 16, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock shares repurchased during the period shares		1,000,000	800,000
Share repurchase average price per share | $ / shares		$ 0.67	$ 1.19
Stock shares repurchased during the period value | $		$ 672,000	$ 955,000													$ 2,364,000
Common stock shares issued															74,977,540	76,693,859	76,693,859
Number of shares issued																				378,774	2,791,904	2,807,577
Incremental modification expense arising from stock options | $																$ 530,000
Stock based compensation | $															$ 8,712,000	$ 11,683,000		$ 2,041,000
Number of options granted | granted															100,000	17,500
Proceeds from exercise of warrants | $															$ 0	$ 6,375,000		$ 2,011,000
Treasury Share Reserve [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity															303,816	303,816	303,816
Moka [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity settled share based payment transactions																366,343	366,343
Performance based options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | granted																1,260,000
Postmedia Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercise of warrants | $															$ 1,696,000
Number of share options exercised in share-based payment arrangement															1,312,787
Postmedia Agreement [Member] | Events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common stock shares issued															1,546,120
Exercise price of warrants | $ / shares											$ 1.292
Postmedia Agreement [Member] | Entering into significant commitments or contingent liabilities [member] | Extension Of Post Media Agreement Upto Thirty First December Two Thousand And Twenty Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount previously payable now no longer payable | $																			$ 263,000
Postmedia Agreement [Member] | Entering into significant commitments or contingent liabilities [member] | Extension Of Post Media Agreement Upto Thirty First December Two Thousand And Twenty Four [member] | XTSE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Class of warrants or rights issuable																			267,000
Postmedia Agreement [Member] | Effective January 1, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Class of warrants or rights vested during the period															116,667
Outstanding warrants issued															233,333
Revenue share payment received | $											$ 263,000
RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement															RSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met as determined by the Board.
Stock based compensation | $															$ 8,604,000	$ 10,838,000
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding warrants issued															1,990,231	1,990,000	1,990,000	5,035,000
Debenture Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding warrants issued															1,183,965	1,184,015	1,184,015
Warrants issued														4,479,392
Exercise price of warrants | $ / shares														$ 2.03
Number of warrants exercised and converted in to common shares															3,295,427
Number of warrants converted in to common shares															50	3,617,737
Proceeds against warrant exercised into common shares | $															$ 100	$ 6,375,000
Debenture Warrants [Member] | Warrants Expired During The Period [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Class of warrants or rights expired during the period	1,183,965
Non-executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted to employees | $ / shares								$ 4.42
Number of options granted								1,413,282
Non-executive Employees [Member] | Performance based options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted to employees | $ / shares				$ 1.11
Number of options granted				1,648,673
Non-executive Employees [Member] | Stock Options And Performance Based Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental modification expense arising from stock options | $															127,000
Non-executive Employees [Member] | Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted to employees | $ / shares				$ 1.11		$ 3.61	$ 5.56
Incremental modification expense arising from stock options | $															$ 130,000
Number of options granted				230,559		1,714,655
Mogo Shareholders [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period															3 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants expiration period															February 2024
Bottom of range [member] | Non-executive Employees [Member] | Performance based options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted to employees | $ / shares					$ 3.61
Bottom of range [member] | Non-executive Employees [Member] | Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted to employees | $ / shares					3.61
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants expiration period															June 2025
Top of range [member] | RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issuable under plan															500,000
Top of range [member] | Non-executive Employees [Member] | Performance based options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted to employees | $ / shares					4.42
Top of range [member] | Non-executive Employees [Member] | Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted to employees | $ / shares					$ 4.42
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan description															The maximum number of Common Shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common Shares issued and outstanding and ii) 3,800,000
Stock option granted shares															3,800,000
Minimum percentage of common shares reserved for future issuance															15.00%
Description of Conversion of stock option upon exercise											the Company granted performance-based stock options that vest monthly over a two-year period starting on January 1, 2022.				Each option entitles the holder to receive one Common Share upon exercise.
Maximum contractual term															eight years
Stock option maturity date															January 2023 to December 2030
Description of vesting requirements for share-based payment arrangement															These options generally vest either immediately or monthly over a three-to-four-year period.
Stock Option Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares issuable under plan															97,000
Prior Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum contractual term															ten years
Preference shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued																0	0
Outstanding warrants issued																0	0
Common Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued									6,111,112	6,111,112		5,346,536	5,346,536			1,524,759	1,524,759
Proceeds from issuing shares, Net | $																$ 16,804,000
Proceeds From Issuance Of Common Stock Net of Issuance Costs									$ 32,555,000	$ 25,300		$ 62,833,000	$ 49,700
Proceeds from issuance of shares ,Gross									$ 35,175,000	$ 27,500		$ 67,718,000	$ 54,000
August 24, 2023 [member] | Postmedia Agreement [Member] | Effective January 1, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Class of warrants or rights expected to vest															116,667
Warrants Issued In Connection With Brokerage Services [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued																572,883
Warrants Issued In Connection With Brokerage Services [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price warrants granted | $ / shares																	$ 5.63
Warrants Issued In Connection With Brokerage Services [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price warrants granted | $ / shares																	$ 12.63